Stockholder’s Equity (Details) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
		Jun. 25, 2024	Jun. 07, 2024	Mar. 27, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023		Jun. 30, 2022
Stockholder’S Equity [Line Items]
Common stock, shares authorized							44,000,000	[1]	44,000,000	[1],[2]	44,000,000	[2]
Common stock, par value (in Dollars per share)							$ 0.01	[1]	$ 0.01	[1],[2]	$ 0.01	[2]
Preferred stock, par value (in Dollars per share)							$ 0.01	[1]	$ 0.01	[1],[2]	$ 0.01	[2]
Common stock, shares outstanding							24,587,500	[1]	22,000,000	[1],[2]	22,000,000	[2]
Stock split of capital stock				1-for-110,000
Shares subscription receivable (in Dollars)							$ 219,998		$ 219,998		$ 219,998
Accounts payable (in Dollars)					$ 2,260,000
Capital contribution (in Dollars)					140,000				$ 2,400,000
Net, proceeds received from initial public offering (in Dollars)		$ 1,200,000	$ 9,000,000
Fair value of warrant (in Dollars)							$ 274,472
Accounts payable balance (in Dollars)					2,260,000								$ 2,263,630
Capital contribution (in Dollars)					2,400,000
Warrants [Member]
Stockholder’S Equity [Line Items]
Purchase shares of common stock							129,375
Exercise price per share (in Dollars per share)							$ 4
Minimum [Member]
Stockholder’S Equity [Line Items]
Number of authorized shares									40
Preferred stock capital				40
Maximum [Member]
Stockholder’S Equity [Line Items]
Number of authorized shares									4,400,000
Preferred stock capital				4,400,000
Common Stock [Member]
Stockholder’S Equity [Line Items]
Common stock, shares authorized							400		400
Common stock, par value (in Dollars per share)				$ 0.01					$ 0.01
Common stock, shares issued							200		200
Common stock, shares outstanding							200		200
Number of Shares issued	[3]					2,587,500
Price per share (in Dollars per share)			$ 4
Common Stock [Member] | Minimum [Member]
Stockholder’S Equity [Line Items]
Common stock capital				440
Common Stock [Member] | Maximum [Member]
Stockholder’S Equity [Line Items]
Common stock capital				48,400,000
Preferred Stock [Member]
Stockholder’S Equity [Line Items]
Preferred stock, shares issued							40		40
Preferred stock, par value (in Dollars per share)							$ 0.01		$ 0.01
Mr. Zhou Ou [Member[
Stockholder’S Equity [Line Items]
Capital contribution (in Dollars)					$ 140,000
Common Stock [Member] | Minimum [Member]
Stockholder’S Equity [Line Items]
Number of authorized shares									440
Common Stock [Member] | Maximum [Member]
Stockholder’S Equity [Line Items]
Number of authorized shares									48,400,000
Preferred Stock [Member] | Minimum [Member]
Stockholder’S Equity [Line Items]
Number of authorized shares									400
Preferred stock capital				400
Preferred Stock [Member] | Maximum [Member]
Stockholder’S Equity [Line Items]
Number of authorized shares									44,000,000
Preferred stock capital				44,000,000
IPO [Member]
Stockholder’S Equity [Line Items]
Number of Shares issued			2,250,000
Additional shares of common stock			337,500
IPO [Member] | Common Stock [Member]
Stockholder’S Equity [Line Items]
Number of Shares issued			2,250,000
Price per share (in Dollars per share)			$ 4
Over-Allotment Option [Member]
Stockholder’S Equity [Line Items]
Net, proceeds received from initial public offering (in Dollars)		$ 9,200,000
Additional shares of common stock		337,500
Gross proceeds from exercise of underwriters (in Dollars)		$ 1,400,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the stock split completed on April 2, 2024.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on December 21, 2022 and to give effect to the stock split completed on April 2, 2024.
[3]	Shares and per share data are presented on a retroactive basis to reflect the stock split completed on April 2, 2024.